Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Due from related parties	$ 1,322	$ 231
Liabilities
Due to related parties	1,649	229
Oceanbulk Maritime S.A. and its affiliates (d)
Assets
Due from related parties	85	107
Sydelle Marine Limited (h)
Assets
Due from related parties	0	44
Liabilities
Due to related parties	302	0
Starocean Manning Philippines Inc. (i)
Assets
Due from related parties	65	80
Sellers of the Augustea Vessels (f)
Assets
Due from related parties	867	0
Songa Shipmanagement Ltd. (g)
Assets
Due from related parties	305	0
Management and Directors Fees (b)
Liabilities
Due to related parties	236	229
Augustea Technoservices Ltd. (f)
Liabilities
Due to related parties	$ 1,111	$ 0